Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2013
Taxes Other Than Income Taxes [Abstract]
Taxes Other Than Income Taxes

Note 8 – Taxes Other than Income Taxes

The following table provides the components of taxes other than income taxes:

	Years Ended December 31,
	2013	2012	2011

Property	$25,764	$21,550	$16,618
Capital Stock	2,127	3,196	3,559
Gross receipts, excise and franchise	11,857	10,060	9,408
Payroll	7,452	6,967	6,441
Other	6,068	5,631	5,423
Total taxes other than income	$53,268	$47,404	$41,449